Tax - Deferred tax reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of net deferred tax asset
At 1 January	£ (610)	£ (745)
Charge/(credit) to income statement	(9)	(31)
Charge/(credit) to other comprehensive income	(224)	163
Currency translation and other adjustments	4	(6)
At 31 December	(836)	(610)
Discontinued operations
Reconciliation of net deferred tax asset
Charge/(credit) to income statement	3	9
Pension
Reconciliation of net deferred tax asset
At 1 January	(4)	(139)
Charge/(credit) to income statement	19	15
Charge/(credit) to other comprehensive income	10	119
Currency translation and other adjustments	(1)	1
At 31 December	24	(4)
Accelerated capital allowances
Reconciliation of net deferred tax asset
At 1 January	(64)	172
Charge/(credit) to income statement	21	(234)
Currency translation and other adjustments	1	(2)
At 31 December	(42)	(64)
Provisions
Reconciliation of net deferred tax asset
At 1 January	(85)	(118)
Charge/(credit) to income statement	(5)	33
Charge/(credit) to other comprehensive income	(7)
At 31 December	(97)	(85)
Fair value of financial instruments
Reconciliation of net deferred tax asset
At 1 January	480	315
Charge/(credit) to income statement	(10)	114
Charge/(credit) to other comprehensive income	(222)	51
At 31 December	248	480
Total losses carried forward
Reconciliation of net deferred tax asset
At 1 January	(905)	(951)
Charge/(credit) to income statement	(1)	46
Currency translation and other adjustments	4	(9)
At 31 December	(899)	(905)
Total losses carried forward | Discontinued operations
Reconciliation of net deferred tax asset
Charge/(credit) to income statement	3	9
Other
Reconciliation of net deferred tax asset
At 1 January	(32)	(24)
Charge/(credit) to income statement	(33)	(5)
Charge/(credit) to other comprehensive income	(5)	(7)
Currency translation and other adjustments		4
At 31 December	£ (70)	£ (32)